SHAREHOLDERS' EQUITY - Anti-dilutive Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
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Disclosure of terms and conditions of share-based payment arrangement [line items]
Anti-dilutive shares excluded from computation of earnings per share (in shares)	0	527